Employee benefits	12 Months Ended
Jun. 30, 2018
Employee Benefits
Employee benefits
28.	Employee benefits

Incentive Plan - Argentina

The Group has an equity incentives plan (“Incentive Plan”), created in September 30, 2011, which is aimed at certain employees, directors and top management of the Company, IRSA CP and Cresud (the “Participants”). Engagement is voluntary and by invitation of the Board of Directors.

Under the Incentive Plan, over the years 2011, 2012 and 2013, Participants will be entitled to receive shares ("Contributions") of the Company and Cresud based on a percentage of their annual bonus for the years 2011, 2012 and 2013, providing they remain as employees of the Company for at least five years, among other conditions required, to qualify for such Contributions. Contributions shall be held by the Company and Cresud, and as the conditions established by the Plan are verified, such contributions shall be transferred to the Participants. In spite of this, the economic rights of the shares in the portfolio assigned to said participants will be received by them.

Regarding the shares to be delivered by Cresud to the employees of the company and IRSA CP, and for the shares to be delivered by IRSA to Cresud employees, the Group accounts the active or passive position measured at the closing date of the financial statements.

As of June 30, 2018 and 2017, a reserve has been set up under Shareholders’ equity as a result of this Incentive Plan for Ps. 79 and Ps. 78, respectively, based on the market value of the shares to be granted pertaining to the Group’s contributions, proportionately to the period already elapsed for the vesting of shares in the Incentive Plan and adjusted for the probability that any beneficiary should leave the Group before the term and/or the conditions required to qualify for the benefits of said plan are met at each fiscal year-end.

For the fiscal years ended June 30, 2018, 2017 and 2016, the Group has incurred a charge related to the Incentive Plan of Ps. 9.8, Ps. 15.9 and Ps. 21.3, respectively. As of June 30, 2018, the total expense has been recognized for having completed the necessary period to grant the total stocks for this benefit. The unrecognized expense for the periods ended June 30, 2017 and 2016 was Ps. 6.8 and Ps. 16.1 respectively.

Movements in the number of matching shares outstanding under the incentive plan corresponding to the Company´s contributions are as follows:

	June 30, 2018	June 30, 2017	June 30, 2016
At the beginning	3,507,947	3,619,599	4,439,507
Additions	-	-	-
Disposals	-	(10,169)	(117,367)
Granted	(160,746)	(101,483)	(702,541)
At the end	3,347,201	3,507,947	3,619,599

The fair value determined at the time of granting the plan after obtaining all the corresponding authorizations was Ps. 23.5 per share of IRSA and of Ps. 16.45 per share of Cresud. This fair value was estimated by taking into account the market price of the shares of the Company on said date.

Defined contribution plan - Argentina

The Group operates a defined contribution plan (the “Plan”) which covers certain selected managers from Argentina. The Plan was effective as from January 1, 2006. Participants can make pre-tax contributions to the Plan of up to 2.5% of their monthly salary (“Base Contributions”) and up to 15% of their annual bonus (“Extraordinary Contributions”). Under the Plan, the Group matches employee contributions to the plan at a rate of 200% for Base Contributions and 300% for Extraordinary Contributions.

All contributions are invested in funds administered outside of the Group. Participants or their assignees, as the case may be, will have access to the 100% of the Company contributions under the following circumstances:

(i)	ordinary retirement in accordance with applicable labor regulations;
(ii)	total or permanent incapacity or disability;
(iii)	death.

In case of resignation or termination without fair cause, the manager will receive the Group’s contribution only if he or she has participated in the Plan for at least 5 years.

Contributions made by the Group under the Plan amount to Ps. 32 and Ps. 21 for the fiscal years ended June 30, 2018 and 2017, respectively.

Share base plans associated with certain key members of the management - Israel

DIC and Cellcom have granted an options benefit plans to key management personnel. For the years ended June 30, 2018, 2017 and 2016, the Group has incurred an expense in relation to said benefit plans of Ps. 40.6, Ps. 15.9 and Ps. 21.3, respectively.

The following table shows the detail of the options pending at year end:

	DIC	Cellcom
Exercise price range of outstanding options	NIS 2.92-8	NIS 25.65-51.48
Average price of outstanding options	NIS 6.46	NIS 28.3
Amount of outstanding options	4,745,090	918,665
Average remaining useful life	4.75 years	1.61 years

The fair value of the options was calculated according to the Black-Scholes method, which included assumptions such as the value of the share at the date of granting the plan, expected volatility, expected life of the option or the risk-free rate.

Employee benefits - Israel

Benefits to hired employees include post-employment benefits, retirement benefits, share-based plans and other short and long-term benefits. The Group’s liabilities in relation to severance pay and/or retirement benefits of Israeli employees are calculated in accordance with Israeli laws.

	June 30, 2018	June 30, 2017	June 30, 2016
Present value of unfunded obligations	316	673	572
Present value of funded obligations	371	1,789	1,070
Total present value of defined benefits obligations (post-employment)	687	2,462	1,642
Fair value of plan assets	(592)	(1,703)	(1,101)
Recognized liability for defined benefits obligations	95	759	541
Liability for other long-term benefits	15	4	148
Total recognized liabilities	110	763	689
Assets designed for payment of employee benefits	-	-	(4)
Net position from employee benefits	110	763	685